ASSETS CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2019
Assets held for sale [Abstract]
ASSETS CLASSIFIED AS HELD FOR SALE
40	ASSETS CLASSIFIED AS HELD FOR SALE

	2019	2018
	US$’000	US$’000

Investment in joint ventures (i) (ii)	83	7,258
Assets of disposal group (iii)	4,594	-
	4,677	7,258
Liabilities of disposal group (iii)	(538)	-
	4,139	7,258

(i)	In 2018, the Group agreed to sell the vessel in Petrochemical Shipping Limited, a joint venture of the Group, and to wind up the joint venture arrangement. The joint venture arrangement is expected to be dissolved during 2020. The proceeds from the dissolution is expected to exceed the carrying amount of $83,000 (2018: $7,258,000) and, accordingly no impairment loss has been recognised on the classification to assets classified as held for sale.

(ii)	In 2018, the Group agreed to wind up Leopard Tankers Pte. Ltd., a joint venture of the Group, in such a manner that the Group purchased two vessels, the Leopard Sun and Leopard Moon in January 2019 and February 2019 respectively. At 31 December 2019, the carrying amount of the investment is $Nil (2018:$ Nil) and hence no further impairment loss was recognised on the classification to asset
s
classified as held for sale.

(iii)	In 2019, the Group agreed to dispose of one of GSSA’s businesses to a third party. Management assessed the fair value less cost to sell of the assets and liabilities of the disposal group on the date that they were classified as held for sale and recorded an impairment loss of $3,179,000.

The classes of assets and liabilities comprising the disposal group classified as held for sale are as follows:

2019
US$’000
Assets
Cash and bank balances	141
Trade receivables	704
Other receivables and prepayments	92
Contract assets	16
Inventories	255
Ships, property, plant and equipment	2
Goodwill	3,349
Right-of-use assets	35
Assets classified as held for sale	4,594

Liabilities
Trade and other payables	498
Contract liabilities	2
Lease liabilities	38
Liabilities directly associated with assets classified as held for sale	538

Net assets of disposal group	4,056